Risks and Concentration - Disclosure Of Concentration Of Accounts Receivable (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Sales Channel, Through Intermediary [Member] | Customer A [Member] | Revenue Benchmark [Member]
Risk And Concentration [Line Items]
Concentration risk percentage	0.30%